Advances from Shareholders - Schedule of Advances from Shareholders (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	May 03, 2018
Total advances from shareholders	$ 307,141	$ 514,141
OWP Ventures, Inc. [Member]
Total advances from shareholders		514,141
Short-Term Unsecured Demand Loans One[Member]
Total advances from shareholders		514,141	$ 100,000
Short-Term Unsecured Demand Loans One[Member] | OWP Ventures, Inc. [Member]
Total advances from shareholders		$ 514,141	$ 100,000